UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2015 – September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2015

JNL/PPM America Low Duration Bond Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 30.0%
AEP Texas Central Transition Funding III LLC, 0.88%, 12/01/17	$534,033	$533,855
American Express Credit Account Master Trust
0.77%, 10/15/15	5,100,000	5,100,251
1.07%, 10/15/15 (a) (d)	1,800,000	1,800,212
American Express Issuance Trust II, 0.66%, 03/15/18 (b)	1,105,000	1,102,044
AmeriCredit Automobile Receivables Trust
2.67%, 12/08/15	188,080	188,772
1.12%, 01/08/16	848,793	848,981
0.90%, 09/08/16	761,359	760,974
1.69%, 09/08/16	1,297,000	1,299,869
1.31%, 11/08/17	1,664,718	1,665,438
0.96%, 04/09/18	326,930	327,035
1.19%, 05/08/18	775,000	775,546
1.58%, 09/10/18	190,000	191,099
1.66%, 09/10/18	960,000	961,235
1.79%, 03/08/19	1,825,000	1,833,121
2.38%, 06/10/19	219,000	221,382
Ascentium Equipment Receivables LLC
1.04%, 01/10/17 (c)	131,473	131,443
1.15%, 07/10/17 (c)	359,000	359,499
2.46%, 11/13/18 (c)	200,000	201,854
Bank of America Auto Trust, 2.99%, 12/15/15	2,150,000	2,164,702
Bank of the West Auto Trust, 0.87%, 04/16/18 (c)	5,000,000	4,998,675
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (b)	589,000	630,261
5.47%, 01/12/45 (b)	1,051,015	1,100,617
5.69%, 06/11/50 (b)	2,737,000	2,890,297
California Republic Auto Receivables Trust
0.63%, 02/15/16	266,821	266,680
3.00%, 10/15/16 (a) (d)	750,000	762,728
1.62%, 05/15/18	3,000,000	2,999,853
1.57%, 08/15/18	3,000,000	3,000,204
1.79%, 10/15/18	1,458,000	1,462,011
REMIC, 0.77%, 09/15/17	266,333	266,182
Capital One Multi-Asset Execution Trust, 0.49%, 03/15/16 (b)	1,005,000	1,003,570
CarMax Auto Owner Trust
2.08%, 03/15/18	585,000	589,495
0.97%, 04/16/18	2,140,597	2,141,230
1.91%, 03/15/19	705,000	714,458
1.16%, 06/17/19	1,826,000	1,828,481
CenterPoint Energy Transition Bond Co. III LLC, 4.19%, 02/01/17	281,526	286,822
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/17	5,235,415	5,240,269
Chase Issuance Trust
0.46%, 02/15/17 (b)	5,477,000	5,450,009
0.67%, 02/15/17 (b)	3,523,000	3,506,851
Chrysler Capital Auto Receivables Trust
0.83%, 09/17/18 (c)	2,807,772	2,807,387
1.22%, 07/15/19 (c)	3,000,000	3,004,116
Citigroup Commercial Mortgage Trust REMIC
3.55%, 11/10/23	1,000,000	1,059,772
5.43%, 10/15/49	3,996,453	4,103,198
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.29%, 10/15/15 (b)	581,442	581,814
5.65%, 10/15/48	3,000,000	3,106,629
CNH Equipment Trust
1.01%, 02/15/17	6,750,000	6,733,807
0.99%, 11/15/18	1,960,000	1,956,966
1.50%, 05/15/20	325,000	326,071
COMM Mortgage Trust REMIC, 0.72%, 09/10/17	657,559	654,793
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/16	955,016	985,087
Commercial Mortgage Trust REMIC
3.45%, 05/15/23	1,165,000	1,214,601
3.53%, 07/10/23	517,000	547,455
3.65%, 11/10/23	1,849,000	1,963,033
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b) (d)	164,457	165,306
Dell Equipment Finance Trust
1.30%, 03/23/20 (c)	653,000	651,972
1.81%, 03/23/20 (c)	481,000	480,593
0.94%, 06/22/20 (c)	1,290,000	1,289,630
1.36%, 06/22/20 (c)	100,000	100,036
Discover Card Execution Note Trust, 0.66%, 11/16/15 (b)	1,200,000	1,199,884
Ford Credit Auto Owner Trust
2.27%, 10/15/15	1,543,765	1,545,002
1.11%, 05/15/17	500,000	501,248
1.32%, 05/15/17	440,000	442,085
1.95%, 04/15/18	1,549,000	1,559,600
1.54%, 03/15/19	2,500,000	2,510,460
1.71%, 05/15/19	415,000	417,932
1.90%, 09/15/19	185,000	186,303
1.97%, 04/15/20	553,000	558,584
2.20%, 11/15/20	3,000,000	3,015,261
Ford Credit Floorplan Master Owner Trust
1.50%, 09/15/16	1,000,000	1,005,328
1.20%, 02/15/17	3,111,000	3,113,122
1.42%, 01/15/18	2,422,000	2,436,103
FREMF Mortgage Trust REMIC, 3.54%, 11/25/16 (b) (c)	229,000	232,038
GE Equipment Midticket LLC
0.95%, 04/22/16	1,073,602	1,074,630
1.14%, 05/22/18	3,000,000	3,008,274
GE Equipment Transportation LLC
0.92%, 09/24/16	1,009,605	1,009,635
0.69%, 11/25/16	84,844	84,827
0.97%, 04/23/17	1,112,000	1,111,094
1.23%, 04/24/17	515,000	516,935
1.30%, 08/24/17	5,000,000	5,016,875
1.48%, 01/23/18	801,000	800,671
1.28%, 02/25/19	905,000	908,946
1.77%, 05/23/23	856,000	860,669
GMF Floorplan Owner Revolving Trust, 0.71%, 05/15/18 (b) (c)	3,000,000	2,996,058
Golden Credit Card Trust
0.63%, 07/17/17 (b) (c)	3,000,000	2,995,632
2.02%, 04/15/20 (c)	2,922,000	2,919,920
GreatAmerica Leasing Receivables Funding LLC
0.61%, 11/15/15 (c)	450,484	450,445
0.78%, 12/15/15 (c)	282,686	282,704
1.16%, 12/15/16 (c)	1,458,000	1,459,936
0.89%, 01/15/17 (c)	3,846,000	3,847,419
1.47%, 01/15/18 (c)	545,000	546,699
1.54%, 07/20/18 (c)	5,180,000	5,213,250
2.02%, 06/21/21 (c)	370,000	374,354
GS Mortgage Securities Trust REMIC, 4.75%, 01/10/21 (c)	1,400,000	1,551,192
Harley-Davidson Motorcycle Trust, 1.41%, 06/15/20	3,000,000	3,015,222
Huntington Auto Trust
1.71%, 12/15/15	200,000	200,459

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
1.07%, 06/15/16	275,000	274,456
Hyundai Auto Receivables Trust
1.42%, 12/15/16	315,000	315,925
1.13%, 04/15/17	590,000	589,270
1.35%, 04/15/17	300,000	300,472
2.10%, 06/15/17	2,248,000	2,258,224
1.39%, 03/15/18	395,000	397,415
0.90%, 12/17/18	2,988,000	2,987,002
2.02%, 08/15/19	560,000	566,412
JPMBB Commercial Mortgage Securities Trust REMIC, 3.71%, 09/15/23	1,100,000	1,169,246
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 3.46%, 04/15/24	3,430,000	3,597,154
JPMorgan Mortgage Trust REMIC
3.00%, 04/25/22 (b) (c)	2,768,359	2,797,709
3.00%, 10/25/26 (b) (c)	2,158,224	2,211,336
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (c)	7,000,000	7,007,784
MMCA Auto Owner Trust
1.57%, 08/15/17 (c)	70,122	70,141
1.21%, 12/16/19 (c)	3,405,000	3,406,171
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.65%, 12/15/23	360,000	381,600
Morgan Stanley Capital I Trust REMIC
6.11%, 07/11/17 (b)	2,114,897	2,239,928
5.33%, 11/12/41	2,436,531	2,497,446
5.82%, 06/11/42 (b)	3,964,773	4,218,119
4.98%, 06/12/47 (b)	63,909	63,893
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (c)	2,648,659	2,667,342
2.38%, 03/20/29 (c)	957,434	966,030
Sierra Timeshare Receivables Funding LLC
3.26%, 02/20/19 (a) (d)	497,089	502,257
3.37%, 02/20/21 (c)	886,842	900,030
2.20%, 05/20/21 (c)	777,625	781,328
2.28%, 11/20/25 (c)	565,496	567,209
3.51%, 11/20/25 (c)	471,778	473,173
3.35%, 04/20/26 (c)	94,622	94,975
2.30%, 10/20/31 (c)	391,887	394,338
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (b) (c)	1,724,141	1,723,248
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (a) (d)	3,000,000	2,978,439
UBS-Barclays Commercial Mortgage Trust REMIC, 2.69%, 11/10/22	900,000	915,888
USAA Auto Owner Trust, 1.34%, 08/17/20	1,000,000	1,001,369
Volvo Financial Equipment LLC
0.74%, 01/15/16 (c)	152,809	152,812
0.54%, 11/15/16 (c)	103,135	103,117
0.95%, 11/15/17 (c)	961,000	961,254
0.82%, 04/16/18 (c)	2,332,000	2,328,371
1.51%, 06/17/19 (c)	2,736,000	2,746,955
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 12/25/34 (b)	609,015	600,037
World Omni Auto Receivables Trust, 1.49%, 04/15/16	565,000	566,638
World Omni Automobile Lease Securitization Trust, 1.54%, 02/15/18	3,000,000	3,007,374
Total Non-U.S. Government Agency Asset- Backed Securities (cost $212,726,807)		212,088,954

CORPORATE BONDS AND NOTES - 55.3%

CONSUMER DISCRETIONARY - 2.3%
CCO Safari II LLC, 3.58%, 07/23/20 (c)	3,000,000	2,978,115
Dollar General Corp., 1.88%, 04/15/18 (e)	1,773,000	1,771,482
Glencore Funding LLC, 1.49%, 05/27/16 (b) (c)	1,470,000	1,387,304
Home Depot Inc., 0.71%, 09/15/17 (b)	2,000,000	2,003,110
Mattel Inc., 2.50%, 11/01/16	1,000,000	1,014,133
MGM Resorts International, 7.50%, 06/01/16	2,000,000	2,055,000
Time Warner Cable Inc., 6.75%, 07/01/18	2,500,000	2,782,055
Toll Brothers Finance Corp., 4.00%, 12/31/18	2,077,000	2,134,118
		16,125,317
CONSUMER STAPLES - 3.7%
Altria Group Inc., 2.63%, 01/14/20	5,000,000	5,053,475
ConAgra Foods Inc., 1.30%, 01/25/16	3,000,000	3,002,436
HJ Heinz Co., 2.80%, 07/02/20 (c)	5,500,000	5,536,426
JM Smucker Co., 2.50%, 03/15/20 (c)	902,000	904,808
Kroger Co.
0.82%, 10/17/16 (b)	1,000,000	999,405
1.20%, 10/17/16	2,844,000	2,845,891
Reynolds American Inc., 3.25%, 06/12/20	5,500,000	5,655,276
WM Wrigley Jr. Co.
1.40%, 10/21/16 (c)	1,909,000	1,913,647
2.00%, 10/20/17 (c) (e)	468,000	471,778
		26,383,142
ENERGY - 1.4%
Anadarko Petroleum Corp., 6.38%, 09/15/17	3,000,000	3,237,390
Chevron Corp., 1.37%, 03/02/18	2,354,000	2,355,876
Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/18 (c)	3,000,000	2,993,421
Energy Transfer Partners LP, 4.15%, 10/01/20	1,500,000	1,517,379
		10,104,066
FINANCIALS - 34.6%
Abbey National Treasury Services Plc, 2.35%, 09/10/19	2,308,000	2,336,164
ABN AMRO Bank NV, 4.25%, 02/02/17 (c)	5,000,000	5,176,375
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	2,698,000	2,657,530
4.25%, 07/01/20	1,500,000	1,498,125
Ally Financial Inc., 2.75%, 01/30/17	3,000,000	2,977,170
American Express Credit Corp., 2.38%, 05/26/20 (e)	3,390,000	3,391,546
Ameriprise Financial Inc., 5.65%, 11/15/15	1,391,000	1,399,241
Bank of America Corp.
3.63%, 03/17/16	655,000	663,643
6.50%, 08/01/16	1,500,000	1,566,636
6.00%, 09/01/17	5,000,000	5,388,720
2.60%, 01/15/19	1,537,000	1,553,567
Bank of America NA
5.30%, 03/15/17	750,000	787,867
1.65%, 03/26/18	436,000	435,805
1.75%, 06/05/18	527,000	525,904
Bank of Montreal, 1.80%, 07/31/18 (e)	3,000,000	3,010,422
Barclays Plc, 2.75%, 11/08/19	3,000,000	3,019,482
BB&T Corp., 2.45%, 01/15/20 (e)	3,000,000	3,028,617
BioMed Realty LP, 3.85%, 04/15/16	300,000	303,056
Caisse Centrale Desjardins, 1.55%, 09/12/17 (c)	3,000,000	2,999,073
Camden Property Trust, 5.70%, 05/15/17 (m)	825,000	878,353
Capital One Bank USA NA
1.20%, 02/13/17	2,000,000	1,988,300
2.25%, 02/13/19	4,500,000	4,484,385
2.40%, 09/05/19 (d)	2,627,000	2,609,930
Caterpillar Financial Services Corp., 2.25%, 12/01/19	3,000,000	3,011,304
Citigroup Inc.
0.60%, 06/09/16 (b)	4,000,000	3,980,016
1.35%, 03/10/17	2,000,000	1,996,308
1.80%, 02/05/18	1,525,000	1,523,521
2.50%, 09/26/18	627,000	635,285
CNH Capital LLC, 3.88%, 11/01/15	5,250,000	5,250,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
CNH Industrial America LLC, 7.25%, 01/15/16 (e)	3,000,000	3,033,750
Compass Bank, 1.85%, 09/29/17	2,000,000	1,999,590
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,249,118
Countrywide Financial Corp., 6.25%, 05/15/16	1,560,000	1,604,285
Daimler Finance North America LLC
0.75%, 03/02/18 (b) (c)	2,500,000	2,469,542
1.65%, 05/18/18 (c)	4,000,000	3,924,328
2.00%, 08/03/18 (c)	3,000,000	2,956,494
Discover Bank
2.00%, 02/21/18	6,500,000	6,461,988
2.60%, 11/13/18 (e)	1,277,000	1,282,453
Equity Commonwealth, 6.25%, 06/15/17	1,800,000	1,883,387
Equity One Inc.
6.00%, 09/15/16	4,450,000	4,634,777
6.25%, 01/15/17	3,053,000	3,222,130
ERP Operating LP, 2.38%, 07/01/19	2,000,000	2,015,572
Fifth Third Bank, 2.38%, 04/25/19	4,500,000	4,543,344
First Horizon National Corp., 5.38%, 12/15/15	7,496,000	7,560,451
Ford Motor Credit Co. LLC
1.50%, 01/17/17 (e)	6,000,000	5,979,180
2.15%, 01/09/18	2,000,000	1,993,194
1.24%, 11/04/19 (b)	2,000,000	1,939,676
General Electric Capital Corp.
5.40%, 02/15/17	2,500,000	2,643,730
5.63%, 09/15/17	2,000,000	2,173,440
5.63%, 05/01/18	3,420,000	3,786,391
General Motors Financial Co. Inc.
2.40%, 04/10/18 (e)	3,540,000	3,510,469
3.25%, 05/15/18	2,000,000	2,017,606
3.20%, 07/13/20	2,000,000	1,975,690
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (f)	1,675,000	1,636,266
2.38%, 01/22/18	2,500,000	2,532,805
2.75%, 09/15/20	2,000,000	2,010,336
HCP Inc., 6.30%, 09/15/16	1,500,000	1,564,869
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,064,404
Hospitality Properties Trust, 5.63%, 03/15/17	3,352,000	3,512,534
HSBC USA Inc.
0.78%, 03/03/17 (b)	2,045,000	2,039,339
2.63%, 09/24/18	3,000,000	3,053,031
Huntington Bancshares Inc., 2.88%, 08/20/20	3,166,000	3,202,153
International Lease Finance Corp., 5.75%, 05/15/16	1,000,000	1,015,000
Intesa Sanpaolo SpA
3.13%, 01/15/16	3,640,000	3,659,547
2.38%, 01/13/17 (e)	2,650,000	2,659,225
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	3,000,000	2,947,500
0.85%, 04/25/18 (b) (e)	3,000,000	2,986,242
2.25%, 01/23/20	3,000,000	2,975,241
Liberty Property LP, 5.50%, 12/15/16	3,405,000	3,563,901
Lloyds Bank Plc, 4.20%, 03/28/17 (e)	2,000,000	2,081,468
Mid-America Apartments LP
5.50%, 10/01/15	2,245,000	2,245,255
6.05%, 09/01/16	800,000	831,134
Mizuho Bank Ltd., 1.70%, 09/25/17 (c)	3,000,000	2,998,938
Morgan Stanley
5.55%, 04/27/17	4,000,000	4,244,748
2.65%, 01/27/20	1,562,000	1,569,487
2.80%, 06/16/20 (e)	2,000,000	2,014,392
PPF Funding Inc., 5.70%, 04/15/17 (c)	1,273,000	1,331,413
Pricoa Global Funding I, 1.90%, 09/21/18 (c) (e)	3,000,000	3,016,518
Prologis International Funding II, 4.88%, 02/15/20 (c)	2,400,000	2,556,072
Royal Bank of Scotland Plc
4.38%, 03/16/16	260,000	264,306
1.88%, 03/31/17	7,000,000	6,973,064
Santander Holdings USA Inc., 4.63%, 04/19/16	2,000,000	2,037,960
SLM Corp., 6.25%, 01/25/16	1,000,000	1,008,790
SunTrust Bank, 1.35%, 02/15/17	4,000,000	3,997,608
Toronto-Dominion Bank, 1.75%, 07/23/18	3,000,000	3,008,052
Toyota Motor Credit Corp., 2.13%, 07/18/19 (e)	2,000,000	2,006,688
UBS AG
1.38%, 06/01/17	3,604,000	3,597,087
1.80%, 03/26/18 (d)	1,250,000	1,249,445
UBS Group AG, 2.95%, 09/24/20 (c)	1,852,000	1,855,665
Union Bank NA, 2.63%, 09/26/18	3,000,000	3,051,615
Wells Fargo & Co.
0.53%, 05/16/16 (b) (e)	1,500,000	1,498,414
2.15%, 01/30/20	3,000,000	2,994,114
Westpac Banking Corp., 0.76%, 05/25/18 (b) (e)	3,000,000	2,989,647
		244,781,203
HEALTH CARE - 3.9%
AbbVie Inc.
1.80%, 05/14/18	2,273,000	2,266,845
2.50%, 05/14/20	3,500,000	3,480,911
Actavis Funding SCS
1.30%, 06/15/17	3,500,000	3,468,343
2.45%, 06/15/19	1,000,000	1,001,901
Gilead Sciences Inc., 2.55%, 09/01/20	3,500,000	3,522,137
Mylan Inc., 1.35%, 11/29/16	5,000,000	4,964,855
Perrigo Co. Plc, 1.30%, 11/08/16	2,523,000	2,504,014
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	1,307,000	1,314,237
UnitedHealth Group Inc., 0.74%, 01/17/17 (b)	3,000,000	2,999,946
Ventas Realty LP, 1.55%, 09/26/16	1,895,000	1,900,010
		27,423,199
INDUSTRIALS - 1.8%
Bombardier Inc., 5.50%, 09/15/18 (c) (e)	2,407,000	2,082,055
Cobham Plc, 2.68%, 10/28/17 (d) (g)	2,500,000	2,499,573
Eaton Corp., 1.50%, 11/02/17	3,000,000	2,996,658
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (c) (e)	2,000,000	2,059,820
3.05%, 01/09/20 (c)	2,000,000	2,017,786
Union Pacific Corp., 1.80%, 02/01/20	1,304,000	1,297,931
		12,953,823
MATERIALS - 3.5%
Anglo American Capital Plc, 1.24%, 04/15/16 (b) (c)	1,216,000	1,215,010
Freeport-McMoRan Inc.
2.15%, 03/01/17 (e)	2,000,000	1,895,000
2.30%, 11/14/17	5,000,000	4,501,800
LyondellBasell Industries NV, 5.00%, 04/15/19	6,000,000	6,469,530
Martin Marietta Materials Inc., 1.43%, 06/30/17 (b)	3,468,000	3,441,969
Monsanto Co., 2.13%, 07/15/19	2,500,000	2,509,530
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (c)	3,000,000	2,988,870
2.70%, 10/25/17 (c) (e) (h)	2,000,000	1,799,000
		24,820,709
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc., 2.45%, 06/30/20	3,000,000	2,958,825
Verizon Communications Inc., 2.63%, 02/21/20	3,000,000	3,018,129
		5,976,954

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
UTILITIES - 3.2%
AES Corp., 3.32%, 06/01/19 (b)	1,049,000	996,550
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	3,000,000	3,010,926
Dominion Gas Holdings LLC, 2.50%, 12/15/19	2,000,000	2,023,030
Exelon Corp.
1.55%, 06/09/17	3,000,000	2,994,705
2.85%, 06/15/20	1,395,000	1,407,315
Exelon Generation Co. LLC, 2.95%, 01/15/20 (e)	767,000	775,486
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	3,000,000	3,000,999
Northeast Utilities, 1.60%, 01/15/18	2,000,000	1,991,632
Pepco Holdings Inc., 2.70%, 10/01/15	2,670,000	2,670,123
Southern California Edison Co.
1.13%, 05/01/17	1,517,000	1,513,464
1.85%, 02/01/22	1,954,643	1,949,520
		22,333,750
Total Corporate Bonds and Notes (cost $392,191,760)		390,902,163

GOVERNMENT AND AGENCY OBLIGATIONS - 12.9%

GOVERNMENT SECURITIES - 9.5%
Federal Home Loan Bank - 0.7% (i)
Federal Home Loan Bank
2.00%, 09/09/16	3,835,000	3,891,451
1.13%, 12/08/17	1,000,000	1,006,935
		4,898,386
Federal Home Loan Mortgage Corp. - 0.3% (i)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17	1,000,000	1,006,439
1.75%, 05/30/19	1,000,000	1,019,011
		2,025,450
Federal National Mortgage Association - 0.9% (i)
Federal National Mortgage Association
1.13%, 04/27/17	1,200,000	1,209,967
1.88%, 02/19/19	5,000,000	5,119,560
		6,329,527
Sovereign - 0.5%
Korea Land & Housing Corp., 1.88%, 08/02/17 (c)	1,905,000	1,912,879
Kreditanstalt fur Wiederaufbau, 0.50%, 07/15/16	2,193,000	2,194,121
		4,107,000
U.S. Treasury Securities - 7.1%
U.S. Treasury Note
0.50%, 01/31/17	4,000,000	4,001,512
0.75%, 03/15/17 - 04/15/18	7,830,000	7,847,994
0.63%, 07/31/17 - 09/30/17	10,700,000	10,700,497
0.88%, 11/15/17 - 01/15/18	16,185,000	16,241,494
1.00%, 12/15/17 - 05/15/18	11,368,000	11,435,016
		50,226,513

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.4%

Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	232,275	248,691
2.50%, 10/15/30, TBA (j)	4,000,000	4,078,442
REMIC, 4.00%, 12/15/38	100,000	107,212
REMIC, 3.00%, 02/15/39	1,254,147	1,286,878
REMIC, 2.00%, 03/15/41	1,001,198	992,033
		6,713,256
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association
4.00%, 04/01/26 - 01/01/31	3,514,799	3,756,604
4.50%, 05/01/26	188,345	202,085
3.50%, 03/01/27 - 03/01/30	4,326,858	4,588,164
3.00%, 05/01/30	1,916,321	1,998,156
2.73%, 02/01/44 (b)	1,622,989	1,683,065
3.08%, 04/01/45 (b)	1,843,623	1,914,835
REMIC, 4.00%, 09/25/29	173,000	179,706
REMIC, 2.50%, 01/25/41	488,730	489,754
REMIC, 2.00%, 03/25/42	730,949	730,989
		15,543,358
Government National Mortgage Association - 0.2%
Government National Mortgage Association
2.50%, 11/20/42 (b)	552,393	569,278
REMIC, 4.50%, 11/20/39	1,064,464	1,138,845
		1,708,123
Total Government and Agency Obligations (cost $91,164,656)		91,551,613

SHORT TERM INVESTMENTS - 5.0%

Investment Companies - 1.9%
JNL Money Market Fund, 0.10% (k) (l)	13,682,886	13,682,886

Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (l)	21,799,905	21,799,905
Total Short Term Investments (cost $35,482,791)		35,482,791

Total Investments - 103.2% (cost $731,566,014)		730,025,521
Other Assets and Liabilities, Net - (3.2%)		(22,756,107)
Total Net Assets - 100.0%		$707,269,414

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(b)	Variable rate security. Rate stated was in effect as of September 30, 2015.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of September 30, 2015, the aggregate value of these liquid securities was $126,793,512 which represented 17.9% of net assets.

(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(e)	All or a portion of the security was on loan.
(f)	Perpetual security.
(g)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB Topic 820 in the Notes to Schedules of Investments.

(h)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2015.

(i)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2015, the total payable of investments purchased on a delayed delivery basis was $4,055,000.
(k)	Investment in affiliate.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.
(m)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

See accompanying Notes to Schedules of Investments.

JNL/PPM America Total Return Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.8%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$2,879,857	$2,937,454
4.95%, 01/15/23	1,457,086	1,555,439
American Tower Trust I, 3.07%, 03/15/23 (c)	6,596,000	6,507,376
AmeriCredit Automobile Receivables Trust
1.59%, 07/10/17	55,427	55,436
1.31%, 11/08/17	511,312	511,533
1.07%, 03/08/18	905,000	904,770
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 07/10/17 (d)	556,704	592,777
Banc of America Re-Remic Trust REMIC, 3.49%, 04/16/25 (c)	1,985,000	1,999,818
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (d)	500,000	535,027
5.69%, 06/11/50 (d)	1,463,000	1,544,941
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23 (c)	2,907,281	2,980,036
CNH Equipment Trust, 1.05%, 05/15/18	3,000,000	2,993,979
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	604,349	630,034
4.15%, 04/11/24	1,861,727	1,908,270
4.00%, 10/29/24	1,638,143	1,666,811
Crown Castle Towers LLC, 4.88%, 08/15/20 (c)	1,450,000	1,566,219
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (c)	1,880,661	1,889,560
Dell Equipment Finance Trust
1.30%, 03/23/20 (c)	1,177,000	1,175,147
1.81%, 03/23/20 (c)	867,000	866,266
0.94%, 06/22/20 (c)	565,000	564,838
1.36%, 06/22/20 (c)	166,000	166,060
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	678	732
4.95%, 05/23/19	157,661	166,332
Ford Credit Auto Owner Trust
1.97%, 04/15/20	1,256,000	1,268,682
2.21%, 01/15/21	1,009,000	1,012,676
Ford Credit Floorplan Master Owner Trust, 1.40%, 08/15/17	5,420,000	5,430,477
GE Equipment Transportation LLC
1.28%, 02/25/19	1,589,000	1,595,928
1.77%, 05/23/23	1,503,000	1,511,197
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	117,560	122,029
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.88%, 04/12/17 (d)	1,849,109	1,939,249
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (c) (d)	2,589,869	2,653,603
Morgan Stanley Capital I Trust REMIC, 6.11%, 07/11/17 (d)	4,018,305	4,255,863
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (c) (d)	1,283,563	1,347,638
MVW Owner Trust, 2.15%, 04/22/30 (c)	793,242	794,571
SBA Tower Trust, 2.90%, 10/15/44 (c)	5,000,000	5,016,335
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (c)	325,785	328,083
2.38%, 03/20/29 (c)	174,062	175,625
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	39,437	42,891
Total Non-U.S. Government Agency Asset- Backed Securities (cost $60,692,477)		61,213,702

CORPORATE BONDS AND NOTES - 57.5%

CONSUMER DISCRETIONARY - 4.7%
A&E Television Networks LLC
3.11%, 08/22/19 (a) (e)	1,000,000	990,354
3.63%, 08/22/22 (a) (e)	1,000,000	983,754
3.78%, 08/22/24 (a) (e)	1,000,000	978,254
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (c) (f)	1,435,000	1,444,091
3.75%, 09/16/24 (c) (f)	1,970,000	1,942,574
CCO Holdings LLC, 5.88%, 05/01/27 (c)	1,500,000	1,391,250
CCO Safari II LLC
6.38%, 10/23/35 (c) (f)	3,335,000	3,375,584
6.48%, 10/23/45 (c)	1,641,000	1,654,353
6.83%, 10/23/55 (c)	3,550,000	3,529,069
Comcast Corp., 3.38%, 08/15/25 (f)	1,270,000	1,280,320
Delphi Corp., 5.00%, 02/15/23	1,867,000	1,932,345
Dollar General Corp., 3.25%, 04/15/23	915,000	872,249
General Motors Co.
5.00%, 04/01/35	3,500,000	3,243,600
6.25%, 10/02/43	1,285,000	1,358,490
KB Home
4.75%, 05/15/19	2,316,000	2,226,255
7.50%, 09/15/22 (f)	409,000	416,158
Levi Strauss & Co., 5.00%, 05/01/25 (f)	726,000	711,480
NAI Entertainment Holdings, 5.00%, 08/01/18 (c)	228,000	229,140
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (g)	1,589,000	1,678,381
Numericable Group SA
4.88%, 05/15/19 (c) (f)	1,247,000	1,206,472
5.38%, 05/15/22 (c), EUR	1,000,000	1,119,775
NVR Inc., 3.95%, 09/15/22	4,573,000	4,673,336
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	1,296,000	1,422,526
3.50%, 05/15/22 (c), EUR	570,000	625,775
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	1,007,000	1,198,818
Scientific Games International Inc., 7.00%, 01/01/22 (c)	2,047,000	2,021,412
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (c)	840,000	877,800
SES SA
3.60%, 04/04/23 (c)	652,000	657,910
5.30%, 04/04/43 (c)	464,000	463,441
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	2,926,000	2,940,630
Tenneco Inc., 5.38%, 12/15/24	1,065,000	1,092,956
Time Warner Cable Inc., 6.75%, 06/15/39	371,000	371,252
		48,909,804
CONSUMER STAPLES - 2.2%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (n)	100,000	119,479
HJ Heinz Co.
3.95%, 07/15/25 (c) (f)	1,981,000	2,027,771
5.00%, 07/15/35 (c) (f)	1,605,000	1,676,387
5.20%, 07/15/45 (c)	1,941,000	2,056,798
JBS Investments GmbH, 7.25%, 04/03/24 (c)	1,045,000	1,005,813
JM Smucker Co.
2.50%, 03/15/20 (c)	631,000	632,964
3.50%, 03/15/25 (c) (f)	868,000	862,965
4.38%, 03/15/45 (c)	816,000	780,251
Mars Inc.
2.19%, 10/11/17 (a) (e)	2,850,000	2,870,893
3.74%, 10/11/27 (a) (e)	1,200,000	1,233,281
Post Holdings Inc., 8.00%, 07/15/25 (c)	2,222,000	2,287,271
Reynolds American Inc.
3.25%, 06/12/20	1,000,000	1,028,232
4.45%, 06/12/25	2,000,000	2,093,562

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
5.70%, 08/15/35	1,181,000	1,283,935
7.00%, 08/04/41 (a) (b)	812,000	925,832
Tyson Foods Inc.
3.95%, 08/15/24 (f)	679,000	691,902
4.88%, 08/15/34	1,010,000	1,029,747
5.15%, 08/15/44	549,000	576,270
		23,183,353
ENERGY - 6.5%
Access Midstream Partners LP, 4.88%, 05/15/23	133,000	123,025
Alpha Natural Resources Inc.
9.75%, 04/15/18 (o)	1,700,000	63,750
6.25%, 06/01/21 (o)	1,397,000	52,388
Arch Coal Inc., 9.88%, 06/15/19	2,064,000	165,120
BP Capital Markets Plc, 2.75%, 05/10/23	2,146,000	2,061,044
California Resources Corp.
5.00%, 01/15/20 (f)	1,900,000	1,221,928
5.50%, 09/15/21 (f)	2,229,000	1,359,690
6.00%, 11/15/24 (f)	1,818,000	1,090,800
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	2,025,000	1,822,500
Chesapeake Energy Corp., 3.54%, 04/15/19 (d) (f)	4,117,000	2,923,070
Citgo Holding Inc., 10.75%, 02/15/20 (c)	2,694,000	2,606,445
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (c)	743,000	745,267
4.50%, 06/01/25 (c)	746,000	724,446
5.80%, 06/01/45 (c)	933,000	891,353
Concho Resources Inc., 5.50%, 04/01/23 (f)	1,664,000	1,580,800
Continental Resources Inc., 4.50%, 04/15/23	876,000	752,265
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,485,000	1,988,000
Energy Transfer Partners LP
4.75%, 01/15/26	1,379,000	1,269,330
4.90%, 03/15/35	1,950,000	1,575,828
5.15%, 03/15/45	1,189,000	927,976
6.13%, 12/15/45	2,600,000	2,309,424
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (f)	959,000	165,427
EnLink Midstream Partners LP, 4.15%, 06/01/25 (f)	1,666,000	1,528,867
Enterprise Products Operating LLC
3.75%, 02/15/25 (f)	1,837,000	1,755,812
3.70%, 02/15/26 (f)	1,738,000	1,643,055
4.95%, 10/15/54	937,000	804,426
EP Energy LLC, 6.38%, 06/15/23	2,246,000	1,662,040
Jupiter Resources Inc., 8.50%, 10/01/22 (c) (f)	1,500,000	843,750
Kinder Morgan Inc., 5.30%, 12/01/34	2,378,000	2,025,854
Linn Energy LLC, 6.50%, 09/15/21	2,759,000	572,492
Memorial Production Partners LP, 6.88%, 08/01/22	2,017,000	1,230,370
Oneok Inc., 7.50%, 09/01/23	4,690,000	4,517,033
Penn Virginia Corp., 8.50%, 05/01/20	425,000	107,313
Petrobras Global Finance BV, 4.38%, 05/20/23 (f)	2,381,000	1,553,602
Petroleos Mexicanos, 2.29%, 02/15/24	2,771,850	2,817,261
Plains Exploration & Production Co., 6.75%, 02/01/22	5,119,000	4,493,202
Regency Energy Partners LP
5.88%, 03/01/22	3,534,000	3,622,520
5.00%, 10/01/22	1,080,000	1,054,782
Seadrill Ltd., 6.13%, 09/15/17 (c) (h)	1,250,000	962,500
SM Energy Co., 6.13%, 11/15/22 (f)	1,856,000	1,718,656
Spectra Energy Partners LP
3.50%, 03/15/25	2,332,000	2,178,174
4.50%, 03/15/45	2,542,000	2,157,482
Transocean Inc.
3.00%, 10/15/17 (f) (n)	500,000	452,500
6.88%, 12/15/21 (n)	1,824,000	1,354,320
4.30%, 10/15/22 (f) (n)	2,015,000	1,244,262
Ultra Petroleum Corp., 6.13%, 10/01/24 (c) (f)	2,451,000	1,397,070
		68,117,219
FINANCIALS - 28.1%
Abbey National Treasury Services Plc, 4.00%, 03/13/24 (f)	3,354,000	3,485,779
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152,000	149,720
4.50%, 05/15/21	288,000	287,640
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	1,696,000	2,188,886
Ally Financial Inc., 4.13%, 03/30/20 (f)	3,300,000	3,264,937
Altice Financing SA
7.88%, 12/15/19 (c)	324,000	335,340
5.25%, 02/15/23 (c), EUR	750,000	822,969
American Express Credit Corp., 2.60%, 09/14/20 (f)	4,000,000	4,018,528
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (g)	1,683,000	1,645,133
6.50% (callable at 100 beginning 10/23/24) (g)	1,567,000	1,598,340
3.30%, 01/11/23	6,328,000	6,290,013
4.20%, 08/26/24	3,000,000	2,994,525
3.95%, 04/21/25	5,992,000	5,831,642
Barclays Bank Plc
7.63%, 11/21/22 (f)	679,000	760,904
7.75%, 04/10/23 (d) (i)	1,009,000	1,080,891
3.75%, 05/15/24 (f)	5,450,000	5,511,634
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (g)	5,300,000	5,520,199
3.65%, 03/16/25	2,750,000	2,625,551
BAT International Finance Plc, 3.95%, 06/15/25 (c) (f)	3,400,000	3,537,819
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,103,573
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (c) (f) (g)	1,344,000	1,352,400
Capital One Bank USA NA, 2.40%, 09/05/19 (a)	6,268,000	6,227,271
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (f) (g)	1,375,000	1,340,625
4.05%, 07/30/22	1,325,000	1,350,885
CME Group Inc., 3.00%, 03/15/25 (f)	2,750,000	2,700,137
CNH Industrial Capital LLC, 3.88%, 07/16/18 (c)	2,366,000	2,318,680
Credit Suisse
3.00%, 10/29/21	1,690,000	1,692,486
3.63%, 09/09/24	4,178,000	4,186,602
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (c) (g)	4,248,000	4,423,230
6.50%, 08/08/23 (c) (f)	7,411,000	7,976,089
Daimler Finance North America LLC
1.65%, 03/02/18 (c) (f)	2,247,000	2,216,371
2.00%, 08/03/18 (c)	4,800,000	4,730,390
2.25%, 03/02/20 (c)	9,000,000	8,733,699
Discover Financial Services, 3.95%, 11/06/24	3,150,000	3,101,345
Five Corners Funding Trust, 4.42%, 11/15/23 (c) (f)	5,695,000	5,958,656
Ford Motor Credit Co. LLC
5.00%, 05/15/18	5,898,000	6,272,977
2.24%, 06/15/18 (f)	2,750,000	2,742,179
2.38%, 03/12/19	1,600,000	1,587,429

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (f) (g)	7,744,000	8,402,240
7.13% (callable at 100 beginning 06/15/22) (f) (g)	3,825,000	4,417,875
3.10%, 01/09/23	2,765,000	2,828,092
General Motors Financial Co. Inc., 4.38%, 09/25/21	2,419,000	2,466,853
GFI Group Inc., 8.63%, 07/19/18 (n)	2,250,000	2,430,000
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (g)	3,786,000	3,698,449
2.38%, 01/22/18	4,608,000	4,668,466
4.00%, 03/03/24	3,564,000	3,669,673
3.50%, 01/23/25	2,100,000	2,068,477
3.75%, 05/22/25	1,282,000	1,287,495
6.75%, 10/01/37	1,500,000	1,788,017
5.15%, 05/22/45	4,331,000	4,253,514
Hospitality Properties Trust, 4.50%, 03/15/25	3,338,000	3,272,061
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f) (g) (i)	2,037,000	1,960,612
6.37% (callable at 100 beginning 03/30/25) (f) (g)	4,499,000	4,290,921
4.25%, 03/14/24	3,150,000	3,125,931
Huntington Bancshares Inc., 2.88%, 08/20/20	2,214,000	2,239,282
Icahn Enterprises LP, 4.88%, 03/15/19 (f)	2,518,000	2,521,777
International Lease Finance Corp.
6.75%, 09/01/16 (c)	1,100,000	1,138,500
7.13%, 09/01/18 (c)	1,000,000	1,101,110
4.63%, 04/15/21	2,237,000	2,248,185
8.63%, 01/15/22	750,000	903,750
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	6,500,000	6,416,553
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,802,904
Janus Capital Group Inc., 4.88%, 08/01/25	2,027,000	2,079,396
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (g)	5,250,000	5,158,125
7.90% (callable at 100 beginning 04/30/18) (g)	1,757,000	1,823,986
3.20%, 01/25/23 (f)	3,609,000	3,583,751
Legg Mason Inc., 2.70%, 07/15/19	1,883,000	1,894,428
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	750,000	729,665
Mizuho Bank Ltd., 1.70%, 09/25/17 (c)	1,300,000	1,299,540
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c) (f)	1,850,000	1,924,840
Morgan Stanley
2.38%, 07/23/19	6,946,000	6,947,132
4.88%, 11/01/22	4,381,000	4,665,638
4.10%, 05/22/23	3,860,000	3,922,354
3.88%, 04/29/24	6,271,000	6,407,727
Murray Street Investment Trust I, 4.65%, 03/09/17 (f) (h)	3,500,000	3,650,143
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	3,146,000	3,119,259
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (g)	581,000	543,961
Prologis International Funding II, 4.88%, 02/15/20 (c)	2,222,000	2,366,497
Prudential Financial Inc., 5.87%, 09/15/42 (d) (f)	1,252,000	1,323,990
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (g) (i)	3,520,000	3,512,291
8.00% (callable at 100 beginning 08/10/25) (f) (g) (i)	2,259,000	2,275,942
6.13%, 12/15/22	1,880,000	2,028,678
6.10%, 06/10/23 (f)	1,669,000	1,793,995
6.00%, 12/19/23	737,000	784,929
5.13%, 05/28/24 (f)	2,884,000	2,907,972
Santander UK Plc, 5.00%, 11/07/23 (c)	1,152,000	1,197,551
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (a) (e)	2,485,000	2,521,905
3.18%, 11/15/22 (a) (e)	2,485,000	2,479,175
Shell International Finance BV, 3.25%, 05/11/25	2,285,000	2,260,514
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f) (g)	1,121,000	1,034,123
Stena AB, 7.00%, 02/01/24 (c)	1,332,000	1,178,820
Swedbank AB, 2.20%, 03/04/20 (c) (f)	2,600,000	2,593,900
UBS Group AG, 4.13%, 09/24/25 (c)	6,039,000	6,014,651
USAA Capital Corp., 2.13%, 06/03/19 (c)	3,100,000	3,121,111
WEA Finance LLC, 3.25%, 10/05/20 (c)	4,058,000	4,097,326
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (g)	3,161,000	3,236,074
4.48%, 01/16/24	355,000	373,457
4.30%, 07/22/27	3,396,000	3,462,691
ZF North America Capital Inc., 4.50%, 04/29/22 (a) (c)	1,112,000	1,050,840
		294,332,588
HEALTH CARE - 3.8%
AbbVie Inc.
2.90%, 11/06/22	1,631,000	1,595,180
3.60%, 05/14/25	3,530,000	3,486,627
4.70%, 05/14/45 (f)	1,415,000	1,373,693
Actavis Funding SCS
3.80%, 03/15/25	1,319,000	1,276,035
4.85%, 06/15/44	1,630,000	1,486,449
4.75%, 03/15/45	2,557,000	2,322,953
Becton Dickinson and Co.
3.73%, 12/15/24	633,000	644,664
4.69%, 12/15/44 (f)	1,109,000	1,110,574
Centene Corp., 4.75%, 05/15/22 (f)	748,000	744,260
Endo Finance LLC, 6.00%, 07/15/23 (c) (f)	1,209,000	1,196,910
Forest Laboratories Inc., 5.00%, 12/15/21 (c)	1,268,000	1,375,619
Gilead Sciences Inc.
4.80%, 04/01/44	1,302,000	1,310,347
4.50%, 02/01/45	1,194,000	1,150,486
HCA Inc.
3.75%, 03/15/19	3,369,000	3,358,893
4.25%, 10/15/19	2,464,000	2,488,640
Howard Hughes Medical Institute, 3.50%, 09/01/23	2,046,000	2,142,334
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	546,586
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997,000	1,103,290
Merck & Co. Inc., 4.15%, 05/18/43	1,520,000	1,504,923
Novartis Capital Corp., 2.40%, 09/21/22 (f)	1,027,000	1,014,168
Omnicare Inc.
4.75%, 12/01/22	266,000	287,280
5.00%, 12/01/24	174,000	188,790
Perrigo Finance Plc, 4.90%, 12/15/44	1,143,000	1,086,493
Quest Diagnostics Inc., 4.70%, 03/30/45	439,000	399,986
Tenet Healthcare Corp.
3.84%, 06/15/20 (c) (d)	653,000	648,919
6.75%, 06/15/23 (f)	1,283,000	1,270,170
VRX Escrow Corp., 5.88%, 05/15/23 (c)	2,649,000	2,539,729
WellCare Health Plans Inc., 5.75%, 11/15/20	1,853,000	1,927,120
		39,581,118
INDUSTRIALS - 1.8%
AECOM Technology Corp., 5.88%, 10/15/24 (c)	1,203,000	1,212,023
Aircastle Ltd., 4.63%, 12/15/18	1,270,000	1,293,654

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Bombardier Inc.
5.50%, 09/15/18 (c) (f)	829,000	717,085
4.75%, 04/15/19 (c) (f)	4,607,000	3,708,635
6.13%, 01/15/23 (c) (f)	1,056,000	776,160
7.50%, 03/15/25 (c) (f)	1,083,000	812,250
Canadian Pacific Railway Co., 6.13%, 09/15/15	2,750,000	2,918,888
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,583,000	1,551,340
General Electric Co., 3.50%, 10/02/18	4,600,000	4,637,122
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	1,283,000	1,308,660
		18,935,817
INFORMATION TECHNOLOGY - 0.8%
Apple Inc., 4.38%, 05/13/45	2,200,000	2,168,766
CDK Global Inc., 3.30%, 10/15/19	1,382,000	1,389,629
CommScope Inc., 4.38%, 06/15/20 (c)	1,943,000	1,928,427
Oracle Corp., 4.30%, 07/08/34	425,000	426,307
ViaSat Inc., 6.88%, 06/15/20	2,692,000	2,826,600
		8,739,729
MATERIALS - 2.8%
Anglo American Capital Plc, 2.63%, 09/27/17 (c) (f)	2,750,000	2,572,141
Anglo American Plc, 3.63%, 05/14/20 (c) (f)	1,695,000	1,479,052
Ardagh Packaging Finance Plc, 3.34%, 12/15/19 (c) (d)	2,850,000	2,743,125
Barrick Gold Corp.
3.85%, 04/01/22	767,000	700,837
4.10%, 05/01/23 (f)	1,432,000	1,281,076
Cemex Finance LLC
9.38%, 10/12/22 (c)	355,000	377,614
6.00%, 04/01/24 (c) (f)	1,171,000	1,065,610
Cemex SAB de CV, 6.50%, 12/10/19 (c)	2,815,000	2,779,812
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (c) (f)	1,450,000	1,163,625
9.75%, 03/01/22 (c) (f)	548,000	510,325
Freeport-McMoRan Inc., 5.40%, 11/14/34	7,478,000	5,232,282
Methanex Corp., 5.65%, 12/01/44 (f)	1,569,000	1,456,393
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	3,508,000	2,806,400
RPM International Inc, 5.25%, 06/01/45	3,600,000	3,428,395
Samarco Mineracao SA, 4.13%, 11/01/22 (c)	685,000	544,575
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (c)	778,000	746,880
		28,888,142
TELECOMMUNICATION SERVICES - 2.6%
AT&T Inc.
2.45%, 06/30/20	1,000,000	986,275
4.50%, 05/15/35 (f)	1,965,000	1,802,005
4.75%, 05/15/46	1,400,000	1,283,556
Frontier Communications Corp.
10.50%, 09/15/22 (c)	1,007,000	979,308
11.00%, 09/15/25 (c)	1,007,000	974,273
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	3,417,000	3,323,032
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	1,524,000	1,504,496
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	100,000	100,127
Verizon Communications Inc.
6.40%, 09/15/33	171,000	196,027
4.27%, 01/15/36	4,792,000	4,338,140
6.55%, 09/15/43	164,000	194,142
4.86%, 08/21/46	5,948,000	5,565,490
5.01%, 08/21/54	2,973,000	2,719,266
4.67%, 03/15/55 (f)	3,995,000	3,442,216
		27,408,353
UTILITIES - 4.2%
Abengoa Yield Plc, 7.00%, 11/15/19 (c)	2,315,000	2,025,625
Atlantic City Electric Co., 3.38%, 09/01/24	3,386,000	3,340,116
Dynegy Inc., 6.75%, 11/01/19 (f)	1,010,000	1,012,525
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (g)	7,570,000	7,286,125
Enel SpA, 8.75%, 09/24/73 (c) (f)	1,872,000	2,147,596
Exelon Corp.
3.95%, 06/15/25	2,209,000	2,230,514
5.10%, 06/15/45	1,831,000	1,871,136
FirstEnergy Corp.
4.25%, 03/15/23 (n)	883,000	887,904
7.38%, 11/15/31	1,575,000	1,901,554
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	1,680,000	1,732,000
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	2,000,000	2,000,666
Oglethorpe Power Corp., 4.55%, 06/01/44	2,344,000	2,314,878
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,551,664
4.10%, 06/01/22	1,679,000	1,765,282
2.95%, 04/01/25 (c)	4,900,000	4,712,624
Pacific Gas & Electric Co., 4.30%, 03/15/45	2,007,000	1,991,598
PPL Energy Supply LLC, 6.50%, 06/01/25 (c) (f)	940,000	808,400
PPL WEM Holdings Plc, 3.90%, 05/01/16 (c)	200,000	202,611
RJS Power Holdings LLC, 4.63%, 07/15/19 (c)	2,850,000	2,593,500
Wisconsin Energy Corp., 3.55%, 06/15/25 (f)	920,000	934,801
		44,311,119
Total Corporate Bonds and Notes (cost $631,034,339)		602,407,242

GOVERNMENT AND AGENCY OBLIGATIONS - 30.8%

GOVERNMENT SECURITIES - 12.6%
Municipals - 0.1%
Port Authority of New York & New Jersey, GO, 4.46%, 10/01/62	1,490,000	1,441,754
U.S. Treasury Securities - 12.5%
U.S. Treasury Bond
3.75%, 08/15/41	10,048,000	11,799,336
3.13%, 11/15/41	8,720,000	9,201,867
U.S. Treasury Note
1.63%, 03/31/19 - 06/30/19	41,144,000	41,897,177
1.50%, 05/31/19 - 05/31/20	11,668,000	11,818,349
1.38%, 02/29/20 - 04/30/20	7,210,000	7,233,977
2.00%, 11/15/21 - 02/15/22	14,392,000	14,686,964
1.75%, 05/15/22	1,835,000	1,838,584
2.75%, 02/15/24	23,754,000	25,253,471
2.50%, 05/15/24	7,250,000	7,554,725
		131,284,450
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.2%
Federal Home Loan Mortgage Corp. - 4.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30 - 07/01/45	14,668,112	15,002,773
3.00%, 11/15/30, TBA (j)	244,000	253,436
6.00%, 07/01/37 - 09/01/37	174,434	196,410
5.00%, 02/01/38 - 11/01/41	4,007,547	4,416,073
4.50%, 03/01/42 - 09/01/44	9,128,842	9,903,114
3.50%, 04/01/42 - 06/01/42	5,264,100	5,503,361
4.00%, 03/01/43 - 02/01/45	11,352,678	12,120,038
		47,395,205
Federal National Mortgage Association - 8.7%
Federal National Mortgage Association
4.00%, 04/01/26 - 06/01/45	14,623,124	15,612,781

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
2.50%, 01/01/28 - 08/01/29	6,303,039	6,459,868
3.50%, 03/01/30 - 07/01/45	18,717,084	19,605,052
3.00%, 05/01/30 - 05/01/43	18,774,651	19,218,716
5.50%, 12/01/33 - 08/01/38	2,850,778	3,208,066
5.00%, 06/01/35 - 05/01/42	4,840,929	5,353,051
6.00%, 08/01/37 - 01/01/38	337,500	381,791
4.50%, 08/01/40 - 08/01/44	14,958,796	16,259,090
3.08%, 04/01/45 (d)	2,942,008	3,055,647
4.00%, 10/15/45, TBA (j)	170,000	181,369
3.50%, 11/15/45, TBA (j)	1,146,000	1,193,318
		90,528,749
Government National Mortgage Association - 5.0%
Government National Mortgage Association
4.50%, 03/15/40	574,589	624,637
5.00%, 08/20/41 - 01/20/43	1,896,686	2,110,671
3.50%, 08/20/42 - 06/20/43	11,458,600	12,045,461
2.50%, 05/20/43 (d)	1,715,071	1,763,684
3.00%, 05/20/43 - 07/20/45	15,236,409	15,585,084
4.00%, 05/20/44	4,197,249	4,525,575
4.00%, 01/20/45 - 02/20/45	11,986,791	12,770,885
3.50%, 11/15/45, TBA (j)	3,063,000	3,202,988
		52,628,985
Total Government and Agency Obligations (cost $318,087,255)		323,279,143

PREFERRED STOCKS - 0.4%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18) (g)	48,000	1,189,920

FINANCIALS - 0.3%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (g)	76,000	1,860,480
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (f) (g)	44,500	1,171,685
		3,032,165
Total Preferred Stocks (cost $4,279,600)		4,222,085

VARIABLE RATE SENIOR LOAN INTERESTS - 2.2% (d)

CONSUMER DISCRETIONARY - 0.6%
Charter Communications Inc. Term Loan, 3.50%, 01/23/23	578,000	574,509
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	963,000	957,183
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	1,138,422	1,129,531
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18	872,200	866,208
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	841,890	839,701
Schaeffler AG New Term Loan B, 4.25%, 05/15/20	1,061,538	1,060,541
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,045,624	1,037,950
		6,465,623
ENERGY - 0.4%
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	2,189,000	2,152,072
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	1,572,998	1,329,184
Linden Term Loan B, 3.75%, 12/01/20	467,907	465,567
		3,946,823
FINANCIALS - 0.0%
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	491,248	491,042

INDUSTRIALS - 0.3%
Gol Linhas Aereas Inteligentes SA Term Loan, 6.00%, 08/18/20 (e)	3,100,000	3,069,000

MATERIALS - 0.5%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18	972,475	547,017
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	5,327,829	4,345,537
		4,892,554
TELECOMMUNICATION SERVICES - 0.3%
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (k)	2,750,000	2,732,125

UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	1,269,802	1,268,532
Total Variable Rate Senior Loan Interests (cost $24,073,435)		22,865,699

SHORT TERM INVESTMENTS - 6.0%
Investment Companies - 1.3%
JNL Money Market Fund, 0.10% (l) (m)	13,586,348	13,586,348

Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.20% (m)	48,746,010	48,746,010
Total Short Term Investments (cost $62,332,358)		62,332,358

Total Investments - 102.7% (cost $1,100,499,464)		1,076,320,229
Other Assets and Liabilities, Net - (2.7%)		(28,083,759)
Total Net Assets - 100.0%		$1,048,236,470

(a)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(b)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedules of Investments.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act, to be liquid based on procedures approved by the Board. As of September 30, 2015, the aggregate value of these liquid securities was $220,113,414 which represented 21.0% of net assets.

(d)	Variable rate securities. Rate stated was in effect as of September 30, 2015.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement,” based on applicable valuation inputs. See FASB Topic 820 in the Notes to Schedules of Investments.

(f)	All or a portion of the security was on loan.
(g)	Perpetual security.
(h)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2015.

(i)	Convertible security.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2015, the total payable of investments purchased on a delayed delivery basis was $4,822,212.
(k)	This variable rate senior loan will settle after September 30, 2015, at which time the interest rate will be determined.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

See accompanying Notes to Schedules of Investments.

(n)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(o)	Security is in default relating to principal, dividends and/or interest.

JNL Money Market Fund

	Shares/Par†	Value
CORPORATE BONDS AND NOTES - 12.8%

CONSUMER STAPLES - 0.9%
PepsiCo Inc., 0.54%, 02/26/16 (a)	$32,000,000	$32,023,795

FINANCIALS - 10.2%
American Honda Finance Corp.
0.28%, 10/07/15 (a)	20,000,000	20,000,000
0.31%, 01/11/16 (a)	15,000,000	14,999,782
0.71%, 05/26/16 (a) (b)	20,635,000	20,675,471
Australia & New Zealand Banking Group Ltd., 1.00%, 10/06/15 (b)	14,250,000	14,251,304
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.78%, 02/26/16 (a) (b)	4,000,000	4,002,340
BNP Paribas SA, 3.60%, 02/23/16	9,850,000	9,964,262
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.82%, 03/18/16 (a)	9,160,000	9,178,342
Credit Suisse, 0.63%, 03/11/16 (a)	15,000,000	14,998,714
General Electric Capital Corp., 1.18%, 05/09/16 (a)	7,320,000	7,359,378
JPMorgan Chase Bank NA, 0.67%, 06/13/16 (a)	8,000,000	7,988,042
MassMutual Global Funding II
0.45%, 12/11/15 (a) (b)	32,765,000	32,772,438
3.13%, 04/14/16 (b)	1,000,000	1,014,061
Metropolitan Life Global Funding I, 0.46%, 06/23/16 (a) (b)	18,500,000	18,511,493
New York Life Global Funding
0.31%, 10/05/15 (a) (b)	4,500,000	4,500,018
0.29%, 10/29/15 (a) (b)	32,400,000	32,400,000
0.35%, 08/05/16 (a) (b)	31,000,000	31,000,000
PNC Bank NA
0.60%, 01/28/16 (a)	11,320,000	11,327,358
0.80%, 01/28/16	13,400,000	13,409,003
Principal Life Global Funding II, 0.49%, 02/22/16 (a) (b)	1,000,000	1,000,252
Royal Bank of Canada, 0.70%, 03/08/16 (a)	2,625,000	2,629,014
Toronto-Dominion Bank, 0.50%, 11/06/15 (a)	16,000,000	16,003,291
Toyota Motor Credit Corp., 0.29%, 10/29/15 (a)	6,000,000	6,000,000
Wells Fargo & Co., 0.49%, 10/28/15 (a)	60,000,000	60,006,962
		353,991,525
INFORMATION TECHNOLOGY - 1.7%
International Business Machines Corp.
0.37%, 02/05/16 (a)	7,780,000	7,782,059
1.95%, 07/22/16	50,400,000	50,954,952
		58,737,011
Total Corporate Bonds and Notes (cost $444,752,331)		444,752,331

GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%

GOVERNMENT SECURITIES - 8.3%
Federal Home Loan Bank - 4.8% (c)
Federal Home Loan Bank
0.18%, 10/27/15 - 11/12/15	86,000,000	85,998,611
0.23%, 10/30/15	10,015,000	10,015,301
0.16%, 11/06/15 (a)	10,000,000	9,999,934
0.19%, 11/19/15	10,000,000	9,999,672
0.50%, 11/20/15 - 09/28/16	15,145,000	15,146,371
0.38%, 06/24/16 - 08/25/16	24,300,000	24,291,051
0.41%, 08/05/16	9,815,000	9,811,903
		165,262,843
Federal Home Loan Mortgage Corp. - 1.0% (c)
Federal Home Loan Mortgage Corp.
0.40%, 03/15/16	14,300,000	14,307,874
2.00%, 08/25/16	20,000,000	20,267,315
		34,575,189
Federal National Mortgage Association - 1.2% (c)
Federal National Mortgage Association
4.38%, 10/15/15	23,055,000	23,092,180
0.50%, 03/30/16	20,000,000	20,017,569
		43,109,749
Sovereign - 1.0%
Kreditanstalt fur Wiederaufbau, 1.25%, 10/26/15	35,250,000	35,274,674

U.S. Treasury Securities - 0.3%
U.S. Treasury Note, 0.09%, 07/31/17 (a)	10,000,000	9,992,019
Total Government and Agency Obligations (cost $288,214,474)		288,214,474

SHORT TERM INVESTMENTS - 69.0%

Certificates of Deposit - 20.6%
Abbey National Treasury Services Plc, 0.34%, 11/16/15	30,000,000	30,000,000
Bank of Montreal
0.33%, 10/09/15	15,000,000	15,000,000
0.31%, 11/12/15 (a)	17,000,000	17,000,000
0.29%, 01/06/16 (a)	24,000,000	24,000,000
Bank of Nova Scotia
0.25%, 10/30/15 (a)	26,500,000	26,500,000
0.33%, 04/18/16 (a)	32,000,000	32,000,000
BNP Paribas SA, 0.58%, 02/01/16	27,000,000	27,000,000
Canadian Imperial Bank of Commerce
0.28%, 12/28/15 (a)	31,000,000	31,000,000
0.30%, 02/04/16 (a)	20,000,000	20,000,000
0.34%, 03/10/16	26,000,000	26,000,000
Credit Suisse, 0.64%, 03/21/16 (a)	25,000,000	25,000,000
Credit Suisse Group AG, 0.59%, 05/09/16 (a)	28,000,000	28,000,000
DNB Bank ASA, 0.28%, 12/02/15 (a)	16,000,000	16,000,000
JPMorgan Chase Bank NA
0.34%, 10/23/15 (a)	7,000,000	7,000,243
0.38%, 12/08/15 (a)	24,000,000	24,002,798
Natixis
0.48%, 02/02/16	35,000,000	35,000,000
0.40%, 03/10/16	23,500,000	23,500,000
Nordea Bank Finland, 0.28%, 11/13/15 (a)	34,700,000	34,700,000
Rabobank Nederland NV
0.36%, 03/11/16 (a)	34,000,000	34,000,000
0.37%, 03/18/16 (a)	24,500,000	24,500,000
Royal Bank of Canada
0.34%, 10/06/15	21,500,000	21,500,000
0.32%, 04/08/16 (a)	28,000,000	28,000,000
Societe Generale SA, 0.40%, 03/10/16	25,000,000	25,000,000
Standard Chartered Bank, 0.31%, 10/13/15	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp., 0.42%, 03/10/16	25,000,000	25,000,000
Svenska Handelsbanken, 0.30%, 12/09/15 (a)	26,500,000	26,500,000
Toronto-Dominion Bank
0.29%, 01/25/16 (a)	19,000,000	19,000,000
0.33%, 05/02/16 (a)	50,000,000	50,000,000
		719,203,041
Commercial Paper - 16.0%
Bank of Nova Scotia, 0.28%, 10/20/15	10,000,000	9,998,522
BNP Paribas SA, 0.27%, 11/05/15	30,000,000	29,992,125
BPCE SA, 0.54%, 02/18/16 (b)	45,000,000	44,905,500

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Cancara Asset Securitization LLC, 0.30%, 12/22/15 (b)	26,400,000	26,381,960
Chariot Funding LLC
0.30%, 11/04/15 (b)	30,500,000	30,491,358
0.33%, 11/30/15 (b)	18,500,000	18,489,825
DNB Bank ASA, 0.35%, 10/02/15 (b)	24,000,000	23,999,767
Fairway Finance Corp., 0.27%, 10/16/15 (b)	7,750,000	7,749,128
Fairway Finance LLC, 0.28%, 11/17/15 (b)	35,000,000	34,987,206
General Electric Capital Corp.
0.26%, 10/19/15	20,000,000	19,997,400
0.24%, 12/07/15	24,000,000	23,989,280
HSBC Bank USA NA, 0.35%, 10/23/15	20,000,000	19,995,783
HSBC USA Inc.
0.46%, 02/17/16 (b)	20,000,000	19,964,478
0.38%, 03/29/16 (a)	30,000,000	30,000,000
JPMorgan Securities LLC
0.48%, 01/11/16	22,500,000	22,469,400
0.49%, 02/12/16	15,000,000	14,973,200
Jupiter Securitization Corp., 0.40%, 12/21/15 (b)	26,400,000	26,376,240
MetLife Short Term Funding LLC, 0.22%, 11/09/15 (b)	40,000,000	39,990,467
Societe Generale SA, 0.44%, 11/17/15 (b)	29,000,000	28,983,530
Standard Chartered Bank, 0.34%, 12/17/15	26,200,000	26,180,947
Thunder Bay Funding LLC
0.35%, 01/07/16 (b)	23,500,000	23,477,610
0.48%, 03/21/16 (b)	35,000,000	34,919,733
		558,313,459
Federal Home Loan Bank - 7.7% (c)
Federal Home Loan Bank
0.11%, 11/13/15	30,700,000	30,695,967
0.22%, 11/18/15 - 12/04/15	52,527,000	52,507,192
0.10%, 11/20/15	64,000,000	63,980,236
0.20%, 11/23/15	52,473,000	52,457,550
0.16%, 01/13/16	30,000,000	29,985,960
0.42%, 07/01/16	40,000,000	39,872,133
		269,499,038
Federal Home Loan Mortgage Corp. - 1.9% (c)
Federal Home Loan Bank, 0.16%, 01/25/16	65,500,000	65,467,286

Repurchase Agreements - 22.8%
Repurchase Agreement with BCL, 0.10% (Collateralized by $1,944,700 U.S. Treasury Note, 2.75%, due 02/28/18, value $2,040,003) acquired on 09/30/15, due on 10/01/15 at $2,000,006	2,000,000	2,000,000
Repurchase Agreement with BMO, 0.11% (Collateralized by $1,857,984 Federal National Mortgage Association, 4.00%, due 07/01/35-01/01/42, value $2,002,423 and $13,218,590 Federal Home Loan Mortgage Corp., 3.00-4.00%, due 04/01/30-09/01/45, value $13,807,577) acquired on 09/30/15, due on 10/01/15 at $15,500,047	15,500,000	15,500,000
Repurchase Agreement with BNP, 0.10% (Collateralized by $40,016,445 Federal National Mortgage Association, 2.50-6.00%, due 04/01/19-09/01/45, value $41,960,128 and $1,802,056 Federal Home Loan Mortgage Corp., 3.50-6.00%, due 08/01/20-07/01/45, value $1,899,873) acquired on 09/30/15, due on 10/01/15 at $43,000,119	43,000,000	43,000,000
Repurchase Agreement with BOA, 0.12% (Collateralized by $34,836,946 Government National Mortgage Association, 3.50%, due 09/20/45, value $36,618,000) acquired on 09/30/15, due on 10/01/15 at $35,900,120	35,900,000	35,900,000
Repurchase Agreement with DUB, 0.12% (Collateralized by $1,490,000 Federal National Mortgage Association, 6.03%, due 10/08/27, value $1,020,278) acquired on 09/30/15, due on 10/01/15 at $1,000,003	1,000,000	1,000,000
Repurchase Agreement with GSC, 0.08% (Collateralized by $18,278,434 Federal National Mortgage Association, 3.62-4.50%, due 09/01/19-02/01/45, value $19,598,519 and $24,555,827 Federal Home Loan Mortgage Corp., 3.50-5.50%, due 03/01/34-04/01/45, value $26,301,481) acquired on 09/28/15, due on 10/05/15 at $45,000,700	45,000,000	45,000,000
Repurchase Agreement with GSC, 0.08% (Collateralized by $25,471,909 Federal National Mortgage Association, 3.50-5.50%, due 10/01/35-09/01/45, value $27,493,018 and $3,009,619 Federal Home Loan Mortgage Corp., 2.30%, due 01/01/43, value $3,106,982) acquired on 09/25/15, due on 10/02/15 at $30,000,467	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.09% (Collateralized by $17,546,410 Federal National Mortgage Association, 3.00-6.00%, due 09/01/28-12/01/42, value $18,229,402 and $11,871,478 Federal Home Loan Mortgage Corp., 2.30-3.50%, due 09/01/42-01/01/43, value $12,370,598) acquired on 09/30/15, due on 10/07/15 at $30,000,525	30,000,000	30,000,000
Repurchase Agreement with GSC, 0.12% (Collateralized by $921,402 Federal National Mortgage Association, 3.00-5.50%, due 09/01/30-12/01/35, value $1,019,832 and $157 Federal Home Loan Mortgage Corp., 4.00%, due 06/01/25, value $168) acquired on 09/30/15, due on 10/01/15 at $1,000,003	1,000,000	1,000,000
Repurchase Agreement with HSB, 0.09% (Collateralized by $25,365,170 Federal National Mortgage Association, 3.00-4.00%, due 04/01/30-12/01/41, value $26,526,814) acquired on 09/30/15, due on 10/01/15 at $26,000,065	26,000,000	26,000,000
Repurchase Agreement with RBC, 0.10% (Collateralized by $5,048,221 Government National Mortgage Association, 4.00%, due 09/20/45, value $5,406,000, $11,062,723 Federal National Mortgage Association, 2.31-4.87%, due 09/01/33-09/01/45, value $11,604,707 and $9,739,230 Federal National Mortgage Corp., 2.18-4.00%, due 05/01/36-05/01/45, value 10,223,294) acquired on 09/30/15, due on 10/01/15 at $26,700,074	26,700,000	26,700,000
Repurchase Agreement with RBS, 0.10% (Collateralized by $321,215,000 U.S. Treasury Note, 0.25-2.13%, due 10/15/15-05/15/25, value $322,120,023) acquired on 09/29/15-09/30/15, due on 10/01/15 at $315,800,877	315,800,000	315,800,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Repurchase Agreement with TDS, 0.10% (Collateralized by $214,847,700 U.S. Treasury Note, 2.50-2.63%, due 11/15/20-05/15/24, value $228,378,005) acquired on 09/30/15, due on 10/01/15 at $223,900,622	223,900,000	223,900,000
		795,800,000
Total Short Term Investments (cost $2,408,282,824)		2,408,282,824

Total Investments - 90.1% (cost $3,141,249,629)		3,141,249,629
Other Assets and Liabilities, Net - 9.9%		346,549,096
Total Net Assets - 100.0%		$3,487,798,725

(a)	Variable rate security. Rate stated was in effect as of September 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2015, the aggregate value of these liquid securities was $520,844,179 which represented 14.9% of net assets.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2015

Currency Abbreviations:

EUR - European Currency Unit (Euro)

Abbreviations:

ABS - Asset -Backed Security

GO - General Obligation

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL – Barclays Capital Inc.

BMO – BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BOA – Bancamerica Securities/Bank of America NA

DUB – Deutsche Bank Alex Brown Inc.

GSC – Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank Of Scotland

TDS – TD Securities Inc.

†     Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act, as amended, or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Low Duration Bond Fund
American Express Credit Account Master Trust, 1.07%, 10/15/15	09/24/2013	$1,800,188	$1,800,212	0.3%
California Republic Auto Receivables Trust, 3.00%, 10/15/16	06/05/2015	757,534	762,728	0.1
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36	10/10/2013	167,886	165,306	0.0
Sierra Timeshare Receivables Funding LLC, 3.26%, 02/20/19	05/05/2015	503,358	502,257	0.1
SunTrust Auto Receivables Trust, 1.42%, 04/16/18	06/19/2015	2,999,896	2,978,439	0.4
		$6,228,862	$6,208,942	0.9%
JNL/PPM America Total Return Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$2,879,857	$2,937,454	0.3%
Reynolds American Inc., 7.00%, 08/04/41	07/17/2015	921,363	925,832	0.1
		$3,801,220	$3,863,286	0.4%

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	December 2015	472	$135,675
U.S. Treasury Note Future, 5-Year	December 2015	(686)	(489,051)
			$(353,376)
JNL/PPM America Total Return Fund
Euro FX Currency Future	December 2015	(40)	$17,446
U.S. Treasury Long Bond Future	December 2015	78	277,629
U.S. Treasury Note Future, 10-Year	December 2015	(885)	(1,237,461)
U.S. Treasury Note Future, 2-Year	December 2015	(101)	(25,386)
U.S. Treasury Note Future, 5-Year	December 2015	(54)	(13,870)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(151)	(221,360)
			$(1,203,002)

Security Valuation - Under the JNL Investors Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2015

information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”- This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$212,088,954	$—	$212,088,954
Corporate Bonds and Notes	—	388,402,590	2,499,573	390,902,163
Government and Agency Obligations	—	91,551,613	—	91,551,613
Short Term Investments	35,482,791	—	—	35,482,791
Fund Total	$35,482,791	$692,043,157	$2,499,573	$730,025,521

JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$61,213,702	$—	$61,213,702
Corporate Bonds and Notes	—	590,349,626	12,057,616	602,407,242
Government and Agency Obligations	—	323,279,143	—	323,279,143
Preferred Stocks	4,222,085	—	—	4,222,085
Variable Rate Senior Loan Interests	—	19,796,699	3,069,000	22,865,699
Short Term Investments	62,332,358	—	—	62,332,358
Fund Total	$66,554,443	$994,639,170	$15,126,616	$1,076,320,229

JNL Money Market Fund
Corporate Bonds and Notes	$—	$444,752,331	$—	$444,752,331
Government and Agency Obligations	—	288,214,474	—	288,214,474
Short Term Investments	—	2,408,282,824	—	2,408,282,824
Fund Total	$—	$3,141,249,629	$—	$3,141,249,629

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$135,675	$—	$—	$135,675
Fund Total	$135,675	$—	$—	$135,675

JNL/PPM America Total Return Fund
Open Futures Contracts	$295,075	$—	$—	$295,075
Fund Total	$295,075	$—	$—	$295,075

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(489,051)	$—	$—	$(489,051)
Fund Total	$(489,051)	$—	$—	$(489,051)

JNL/PPM America Total Return Fund
Open Futures Contracts	$(1,498,077)	$—	$—	$(1,498,077)
Fund Total	$(1,498,077)	$—	$—	$(1,498,077)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2015.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund participate in an agency based securities lending program.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Funds receive income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2015

State Street Bank and Trust Company (“State Street” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Lending Trust — Prime Portfolio.

Investments in Affiliates - During the period ended September 30, 2015, JNL/PPM America Low Duration Bond Fund and JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

The following table details cash management investments in affiliates held at September 30, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/PPM America Low Duration Bond Fund	$23,606,728	$13,682,886	$1,994
JNL/PPM America Total Return Fund	27,883,831	13,586,348	10,359

Income Tax Matters - As of September 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Low Duration Bond Fund	$731,595,113	$1,717,653	$(3,287,245)	$(1,569,592)
JNL/PPM America Total Return Fund	1,100,655,257	13,892,325	(38,227,353)	(24,335,028)
JNL Money Market Fund	3,141,254,354	4,223	(8,948)	(4,725)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 25, 2015

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.